RESTRICTED STOCK UNITS, STOCK OPTIONS, AND STOCK APPRECIATION RIGHTS (SARs) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation cost arising from share-based arrangements
The Company recognized compensation expense from share-based arrangements shown in the following table:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Recognition of fair value of restricted stock units, stock options and SARs over vesting period; and issuance of stock	$728	$1,663
Contributions of stock to the Company's 401(k) plan	—	723
Total share-based compensation expense	$728	$2,386

Compensation cost arising from share-based arrangements is shown in the following table:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Recognition of fair value of restricted stock units, stock options and SARs over vesting period; and issuance of stock	$2,967	$3,088	$1,969
Contributions of stock to the Company’s 401(k) plan	2,355	2,952	2,752
Total share-based compensation expense	$5,322	$6,040	$4,721

Summary of Restricted Stock Unit activity
A summary of restricted stock award activity for the three months ended March 31, 2014 is as follows:

	Units	Weighted Average Grant-Date Fair Value	Unamortized Compensation Expense (In thousands)
Non-vested at December 31, 2013	588,727	$9.37
Granted	—	—
Vested	—	—
Non-vested at March 31, 2014	588,727	$9.37	$1,618	(1)
____________________

(1)	Expected to be recognized over the next three years.

A summary of restricted stock award activity for the year ended December 31, 2013 is as follows:

	Units	Weighted Average Grant-Date Fair Value	Unamortized Compensation Expense (In thousands)
Non-vested at December 31, 2012	680,185	$8.88
Granted	103,730	$11.70
Vested	(195,940)	$8.62
Forfeited	—	$—
Non-vested at December 31, 2013	587,975	$9.46	$2,346	(1)
____________________

(1)	Expected to be recognized over the next three years.
Additional information related to restricted stock units:

Years Ended December 31:	Weighted Average Grant-Date Fair Value	Total Grant- Date Fair Value of Restricted Stock Units that Vested (In thousands)
2013	$11.70	$1,689
2012	$7.57	$1,336
2011	$14.99	$1,757

Summary of Stock Option activity
A summary of stock option activity for the three months ended March 31, 2014 is as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)	Unamortized Compensation Expense (In thousands)
Outstanding at December 31, 2013	145,806	$21.97
Exercised	—	$—
Expired	—	$—
Outstanding and exercisable at March 31, 2014	145,806	$21.97	4.0	$1,139	$—

Information with respect to stock option activity for the year ended December 31, 2013, is as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)	Unamortized Compensation Expense (In thousands)
Outstanding at December 31, 2012	170,823	$21.30
Expired	(25,017)	$17.41
Outstanding and exercisable at December 31, 2013	145,806	$21.97	4.254	$—	$—
Additional information related to stock options:

Years Ended December 31:	Intrinsic Value of Stock Options Exercised	Total Grant-Date Fair Value of Stock Options that Vested
(In thousands)
2013	$—	$—
2012	$—	$—
2011	$86	$538

Summary of Stock Appreciation Rights
A summary of SARs activity for the three months ended March 31, 2014 is as follows:

	SARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)	Unamortized Compensation Expense (In thousands)
Outstanding at December 31, 2013	70,734	$22.60
Exercised	(25,667)	$—
Expired	—	$—
Outstanding and exercisable at March 31, 2014	45,067	$23.95	1.9	$352	$—

Information with respect to SARs granted and outstanding for the year ended December 31, 2013 is as follows:

	SARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)	Unamortized Compensation Expense (In thousands)
Outstanding at December 31, 2012	70,734	$22.60
Expired	—	$—
Outstanding and exercisable at December 31, 2013	70,734	$22.60	1.7	$—	$—